FHLB Stock	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Other Assets Disclosure - FHLB STOCK	The Bank, as a member of the FHLB of Atlanta, is required to acquire and hold shares of capital stock in the FHLB of Atlanta in an amount equal to a membership component, which was equal to 0.05% of total Bank assets at both December 31, 2022 and 2021, plus a transaction component equal to 4.25% and 3.75% of outstanding advances (borrowings) from the FHLB of Atlanta at December 31, 2022 and 2021, respectively. The Bank was in compliance with this requirement with an investment in FHLB of Atlanta stock of $651,000 and $586,000 at December 31, 2022 and 2021, respectively. No readily available market exists for this stock and it has no quoted fair value. However, because redemption of this stock has historically been at par, it is carried at cost.